Business Combination - Schedule of Purchase Consideration (Parentheticals) (Details) - iDoc - $ / shares		12 Months Ended
	Jun. 24, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination
Number of shares of common stock issued to seller (in Shares)	61,875	0	0
Share price per share (in Dollars per share)	$ 968.8
Common stock issuable upon conversion (in Shares)	1,875
One of the lenders under A&R Loan Conversion SPAs [Member]
Business Combination
Share price per share (in Dollars per share)	$ 968.8
Number of shares of common stock issued upon conversion of debt (in Shares)	3,656
Lenders under A&R Loan Conversion SPAs [Member]
Business Combination
Number of shares of common stock issued to seller (in Shares)	3,750
Share price per share (in Dollars per share)	$ 968.8
Number of shares of common stock issued upon conversion of debt (in Shares)	3,750
Series A Preferred Stock [Member]
Business Combination
Number of shares of common stock issued to seller (in Shares)	1,875
Share price per share (in Dollars per share)	$ 968.8
Common stock issuable upon conversion (in Shares)	300